INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020	Mar. 16, 2017
Disclosure of detailed information about borrowings [line items]
Interest income		$ 8.9	$ 12.6
Gain (loss) on non-hedge derivatives and warrants		(31.8)	17.2
Gain on establishment of the Rosebel UJV		16.9	0.0
Gain on sale of 70% interest in the Eastern Borosi property		4.1	0.0
Loss on redemption of 7% Senior Notes		(22.5)	0.0
Other gains (losses)		0.5	(0.7)
Interest income, derivatives and other investment gains (losses)		$ (23.9)	29.1
Proportion of property sold		70.00%
Rosebel UJV
Disclosure of detailed information about borrowings [line items]
Gain on establishment of the Rosebel UJV	$ 16.9	$ 16.9	$ 0.0
7.0% Senior Notes
Disclosure of detailed information about borrowings [line items]
Loss on redemption of 7% Senior Notes		$ (22.5)
7.0% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		7.00%	7.00%	7.00%	7.00%